SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Notes to Financial Statements [Abstract]
SUBSEQUENT EVENT

10. SUBSEQUENT EVENTS

In December 2014, the Company entered into a Loan Agreement with Colgan Financial Group, Inc. (“ Colgan ”) pursuant to which the Company issued a promissory note of $500,000. The note bears interest at 12% per year, the interest of which is payable monthly. This is a 3 year note and is secured by substantially all assets of the Company. This note is subordinate to the notes held by Opus Bank and California United Bank.

11.	SUBSEQUENT EVENTS

In September 2014, the Company sold 500,000 units at a price of $1.00 per unit, which comprised one share of common stock and one warrant to purchase common stock at an exercise price of $1.30 per share, resulting in gross proceeds of $500,000.